Quarterly Report
January 31, 2022
MFS®  Municipal Limited
Maturity Fund
MTL-Q3

Portfolio of Investments
1/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.6%
Alabama - 2.1%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	$1,245,000	$1,349,476
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,407,265
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,513,493
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,591,262
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Villas at Titusville II), “B”, 1.5%, 11/01/2022 (Put Date 5/01/2022)	3,000,000	3,007,225
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	14,962,972
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	238,191
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	354,813
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	562,175
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	518,505
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	590,266
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	842,732
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2029	1,500,000	1,838,888
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,916,864
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	2,555,000	2,811,789
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 0.968% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,506,200
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2022	385,000	393,166
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	476,078
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	952,074
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2027	1,100,000	1,290,240
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	729,794
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	487,380
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,307,946
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	2,958,785
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2026	525,000	614,291
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2022	1,450,000	1,478,847
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	425,000	440,495
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2024	400,000	420,269
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2025	410,000	435,179
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2026	250,000	268,245
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2022	720,000	745,376
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	759,699
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	826,327
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	888,480
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,193,149
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,447,964
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,563,926
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2023	125,000	128,491
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	104,966
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	160,368
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	202,195
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	114,693
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	200,000	233,884
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	237,954
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	513,635
		$78,386,012

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - 0.7%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$466,740
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	417,750
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	701,925
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2025	670,000	731,112
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2025	1,000,000	1,102,560
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2026	600,000	666,865
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2026	900,000	1,051,233
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	130,000	153,399
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,459,859
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	2,910,877
North Slope Borough, AK, General Obligation Refunding, “A”, 5%, 6/30/2024	2,000,000	2,183,255
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2024	800,000	873,302
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2025	800,000	898,830
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2026	600,000	692,674
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2027	415,000	489,411
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2028	360,000	431,194
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2023	3,000,000	3,172,480
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2023	485,000	512,884
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	495,000	475,587
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2025	1,980,000	2,220,689
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2026	1,455,000	1,672,351
		$24,284,977
Arizona - 1.3%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 4%, 7/01/2023	$130,000	$135,554
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2024	125,000	135,904
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	161,896
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	186,530
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	148,311
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	150,826
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	165,474
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	155,412
Arizona Industrial Development Authority Education Rev. (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.4%, 7/01/2022	175,000	174,667
Arizona Industrial Development Authority Education Rev. (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.5%, 7/01/2023	200,000	198,906
Arizona Industrial Development Authority Education Rev. (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	222,596
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	538,125
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2025	400,000	443,824
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2028	1,000,000	1,193,661
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2030	300,000	371,239
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037	5,150,000	5,273,390
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	8,131,356
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,408,440
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,412,750
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,565,120
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	883,175
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,372,718
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	617,723
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,308,230
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	841,005

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	$850,000	$1,011,344
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,130,694
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,044,435
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	130,016
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	135,000	142,950
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	188,496
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	218,600
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	221,465
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	363,571
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	282,293
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	905,000	882,933
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	443,906
Peoria, AZ, Vistancia Community Facilities District, BAM, 3%, 7/15/2022	350,000	353,898
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	835,671
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	613,783
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	996,491
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	1,015,000	1,060,034
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,050,000	2,093,870
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	157,966
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	400,000	434,356
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2026	250,000	285,622
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	700,635
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	177,653
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,006,720
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2022	210,000	214,085
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	215,000	223,911
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	238,596
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	295,810
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	3,350,000	3,238,785
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,229,793
		$48,415,214
Arkansas - 0.5%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$8,000,000	$9,309,330
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	207,619
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	157,134
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	195,505
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	95,000	101,062
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	245,848
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	380,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022	$250,000	$255,240
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	435,054
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	761,644
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	576,446
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,132,494
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,205,057
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	310,778
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,782,491
		$18,055,702
California - 6.3%
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 5%, 10/01/2022	$6,665,000	$6,864,812
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	300,000	312,311
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	381,837
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	394,092
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	428,110
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	946,516
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	1,026,378
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	491,712
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	996,172
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	4,560,000	4,445,094
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “B”, FLR, 0.76% (MUNIPSA + 0.70%), 12/01/2050 (Put Date 6/01/2026)	1,440,000	1,454,680
California Infrastructure & Economic Development Bank Rev. (Brightline West Passenger Rail Project), “A”, 0.85%, 1/01/2050 (n)	6,000,000	5,994,788
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,477,690
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,259,533
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,137,412
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 0.3%, 7/01/2041 (Put Date 4/01/2022)	5,000,000	4,999,244
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,501,065
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,333,207
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2022	245,000	250,313
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2023	290,000	303,319
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	405,589
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	435,032
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,565,000	2,572,592
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2024 (w)	7,000,000	7,619,172
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2025 (w)	6,000,000	6,722,669
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	1,155,000	1,460,954
California Public Works Board Lease Rev., “A”, 5%, 2/01/2030	8,000,000	9,939,210
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	353,230
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	374,257
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	25,000	28,212
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (n)	275,000	306,927
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	27,372
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	33,854
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022 (n)	1,120,000	1,135,197
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,295,857
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,335,000	1,433,167
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 0.518%, 4/01/2022	500,000	499,899
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 0.638%, 4/01/2023	1,260,000	1,249,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	$1,125,000	$1,107,848
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,169,128
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,503,397
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	461,397
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036 (Prerefunded 6/01/2022)	860,000	868,642
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B-1”, 1.85%, 6/01/2031	11,690,000	11,670,780
Hastings College of the Law, CA, AGM, 5%, 4/01/2026	305,000	347,276
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2022	1,630,000	1,672,056
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	1,630,000	1,734,522
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2022	235,000	241,008
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	235,000	249,954
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2025	1,180,000	1,320,252
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2026	1,185,000	1,354,466
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2027	1,230,000	1,438,295
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,250,000	1,487,809
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,410,000	1,703,938
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,543,063
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2022	200,000	202,243
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2022	2,550,000	2,578,471
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023	245,000	257,658
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023	3,140,000	3,301,021
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	95,000	103,184
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,205,000	1,306,286
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,165,779
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2026	2,225,000	2,541,165
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2027	2,905,000	3,381,789
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2028	3,250,000	3,849,629
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2029	5,500,000	6,615,360
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 3%, 10/01/2022	6,665,000	6,776,575
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	3,535,000	3,583,721
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,554,825
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., “A”, 5%, 1/15/2030	750,000	921,118
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,564,708
State of California, 5%, 8/01/2026	3,490,000	4,039,890
State of California, 5%, 8/01/2027	5,750,000	6,360,261
State of California, Various Purpose General Obligation, 4%, 12/01/2024	4,000,000	4,317,209
State of California, Various Purpose General Obligation, 5%, 12/01/2031	1,830,000	2,093,235
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2024	5,000,000	5,535,365
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2027	12,360,000	14,689,186
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2029	8,500,000	10,548,397
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,290,618
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,877,400
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,333,563
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,210,548
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,357,486
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2024 (w)	4,000,000	4,352,071
Vernon, CA, Electric System Rev., “A”, 4%, 4/01/2022	1,000,000	1,005,830
Vernon, CA, Electric System Rev., “A”, 4%, 10/01/2022	1,000,000	1,022,346
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2026	1,000,000	1,137,742
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2026	1,670,000	1,922,711
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2027	1,630,000	1,898,336
Vernon, CA, Electric System Rev., “A”, 5%, 10/01/2027	2,500,000	2,937,985
Vernon, CA, Electric System Rev., “A”, 5%, 4/01/2028	2,000,000	2,369,788
		$230,768,625

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 1.2%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022	$165,000	$170,549
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	103,502
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	195,000	208,208
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	128,241
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	439,886
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	148,575
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	197,720
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	140,964
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	225,887
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	152,322
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	200,000	236,797
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,126,995
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,515,000	1,521,046
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	155,000	156,809
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	656,263
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	551,101
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	65,000	66,335
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	230,387
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	293,588
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	252,794
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	478,916
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	760,780
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	889,841
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	1,049,416
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2023	55,000	56,101
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	343,213
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	411,967
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	341,979
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	534,598
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	500,081
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	430,000	469,571
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	547,148
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	1,047,353
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,736,343
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,371,286
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,500,333
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,808,998
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,545,000	4,614,673
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 7/15/2023	100,000	102,843
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2024	400,000	428,325
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2024	300,000	326,170
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2025	325,000	358,045
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2025	400,000	446,640
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 1/15/2026	600,000	632,473
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2026	300,000	343,227
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2027	500,000	578,303
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2027	600,000	701,399
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2028	1,075,000	1,268,598
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2028	850,000	1,012,635
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,642,555
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,246,935
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2027	2,000,000	2,370,998
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,067,734
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	565,911
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	1,300,000	1,509,202
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,469,243
		$44,541,802

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 1.4%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$2,058,547
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,941,810
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,995,747
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2022	250,000	254,613
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	263,819
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	271,558
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	279,131
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	286,213
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	830,000	972,302
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2028	1,030,000	1,231,015
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2029	745,000	906,951
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	495,171
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	1,014,096
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2022	400,000	405,629
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2023	495,000	516,076
Hamden, CT, General Obligation, BAM, 3%, 8/15/2022	100,000	101,296
Hamden, CT, General Obligation, BAM, 4%, 8/15/2023	300,000	313,871
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	437,655
Hamden, CT, General Obligation, BAM, 4%, 8/15/2026	155,000	172,521
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,213,901
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,195,008
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	4,155,110
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,402,803
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	12,443,349
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 9/01/2023	2,005,000	2,135,207
State of Connecticut, Special Tax Obligation Rev., Infrastructure Purposes, “A”, 5%, 5/01/2025	2,000,000	2,241,351
State of Connecticut, Special Tax Obligation Rev., Infrastructure Purposes, “A”, 5%, 5/01/2026	2,250,000	2,588,272
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	2,001,273
West Haven, CT, General Obligation, BAM, 3%, 3/15/2022	335,000	336,030
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	258,709
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	454,872
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	220,523
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	200,000	223,965
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	215,000	243,601
West Haven, CT, General Obligation, BAM, 4%, 3/15/2029	200,000	228,722
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	144,093
		$53,404,810
Delaware - 0.3%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$224,707
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	275,000	281,885
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 1.25%, 10/01/2045 (Put Date 10/01/2025)	3,750,000	3,693,335
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	5,985,000	5,958,398
		$10,158,325
District of Columbia - 0.6%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$1,191,206
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,008,292
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,363,011
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-3”, 0.9%, 10/01/2024	1,400,000	1,369,740
District of Columbia, Housing Finance Agency, Multi-Family Housing Rev. (Cascade Park Apartments II Project), 0.7%, 8/01/2042 (Put Date 8/01/2024)	3,970,000	3,910,129
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2026	7,000,000	8,045,676
		$21,888,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 4.2%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	$600,000	$621,197
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,047,760
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,117,304
Broward County, FL, Multi-Family Housing Rev. (Solaris Apartments), “B”, FNMA, 0.7%, 1/01/2025 (Put Date 7/01/2024)	4,375,000	4,304,983
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,066,808
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	581,104
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	687,476
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2022	1,050,000	1,057,680
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	732,982
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2024	1,000,000	1,079,182
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	400,000	444,267
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	324,751
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	1,025,817
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	742,565
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	604,407
Florida Development Finance Corp. Rev. (Brightline Passenger Rail Expansion Project), “A”, 0.3%, 12/01/2056 (Put Date 7/01/2022)	7,000,000	6,993,645
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	215,000	210,150
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	604,549
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	559,302
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,777,329
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,558,946
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,381,206
Florida Housing Finance Corp., Multi-Family Housing Rev. (Azure Estates), “J”, 1.45%, 3/01/2023 (Put Date 3/01/2022)	11,000,000	11,008,517
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Valencia Park Apartments) “A”, 0.25%, 12/01/2023 (Put Date 12/01/2022)	9,000,000	8,963,205
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2023	2,350,000	2,473,227
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2024	2,500,000	2,715,377
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2025	5,115,000	5,716,626
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2026	2,425,000	2,779,851
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2023	2,625,000	2,795,943
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2024	4,250,000	4,635,175
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	1,820,000	2,037,787
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	5,340,000	6,122,186
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,903,151
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2027	4,095,000	4,790,730
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	5,135,000	5,767,017
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	440,482
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2023	2,640,000	2,813,280
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2024	2,500,000	2,743,099
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2025	1,500,000	1,693,204
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	17,000,000	17,493,456
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	1,170,000	1,170,675
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Park City Apartments), 0.35%, 4/01/2023 (Put Date 4/01/2022)	11,900,000	11,898,928
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Platform 3750), GNMA, 0.25%, 8/01/2024 (Put Date 8/01/2023)	2,215,000	2,196,666
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	320,000	336,244
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,599,486
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	775,000	764,508
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,847,386
Orange County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Dunwoodie Place Apartments), “A”, 0.2%, 9/01/2024	4,700,000	4,640,145
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	511,744

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	$100,000	$111,863
Pinellas County, FL, Housing Finance Authority Multi-Family Housing Rev. (Lexington Club at Renaissance Square Apartments), 0.3%, 4/01/2023 (Put Date 4/01/2022)	6,500,000	6,494,782
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	430,000	417,799
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2022	110,000	112,134
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	115,000	119,434
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	147,607
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	191,676
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2022	50,000	50,927
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	105,775
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	109,073
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	112,257
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	115,223
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	212,291
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	276,742
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	275,658
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	311,460
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	372,959
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2026	200,000	231,044
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2027	200,000	235,867
		$155,386,076
Georgia - 3.5%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$2,521,632
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2022	2,025,000	2,061,853
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2023	1,150,000	1,215,074
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2024	845,000	917,656
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2025	1,000,000	1,114,402
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2026	730,000	834,065
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	989,807
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,139,182
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2026	115,000	127,945
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2027	100,000	112,866
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2028	100,000	114,320
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2029	130,000	150,416
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	3,015,724
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,448,425
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,842,250
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	2,023,721
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	2,084,621
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,547,620
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,933,103
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	2,043,776
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	4,020,965
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	5,198,283
Carroll County, GA, School District General Obligation, 5%, 4/01/2024	675,000	732,380
Carroll County, GA, School District General Obligation, 5%, 4/01/2025	700,000	783,938
Carroll County, GA, School District General Obligation, 5%, 4/01/2026	1,100,000	1,265,427
Carroll County, GA, School District General Obligation, 5%, 4/01/2027	750,000	883,637
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	602,478
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2022	450,000	453,374
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023	520,000	545,186
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	578,798

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	$800,000	$891,430
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2026	1,715,000	1,961,662
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	585,554
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	597,276
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029	580,000	705,451
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030	440,000	544,241
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2022	575,000	577,109
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	636,207
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	678,088
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2028	1,530,000	1,825,559
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	8,717,331
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048	8,815,000	9,244,853
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.818% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	10,025,876
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	3,871,895
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	16,910,000	18,471,415
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 0.898% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,456,765
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	986,598
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2028	1,285,000	1,524,004
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	1,110,000	1,334,921
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2030	1,170,000	1,430,218
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,853,300
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,620,385
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Dallas Manor Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,000,000	1,973,964
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Spring Grove Apartment Project), HUD Section 8, 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,250,000	2,220,710
		$128,037,736
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$466,309
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 5%, 10/01/2023	905,000	963,469
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	611,942
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	826,292
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,854,164
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	607,754
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	447,235
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	523,088
		$6,300,253
Hawaii - 0.1%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$2,405,448
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	250,000	271,932
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	391,777
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	294,137
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,201,205
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	610,241
		$5,174,740
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$2,280,918
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,453,553
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	1,840,000	1,810,553
		$6,545,024

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - 9.8%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$1,613,311
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,670,962
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	5,772,422
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,510,881
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,321,715
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	3,875,000	4,051,960
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	5,735,000	5,996,901
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	785,000	778,108
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	675,000	656,845
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,800,000
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	1,855,000	1,838,713
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	8,170,000	7,950,253
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,747,666
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	5,430,000	5,993,880
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,823,568
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,469,140
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,245,904
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,708,340
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,462,007
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	11,815,457
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,159,643
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	4,982,472
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “A”, 5%, 12/01/2027	460,000	546,320
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2022	1,300,000	1,347,811
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2023	2,500,000	2,683,988
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2024	3,240,000	3,582,133
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2025	2,750,000	3,123,520
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2026	1,300,000	1,512,497
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2027	500,000	593,826
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,183,979
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,556,320
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	6,785,434
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,147,036
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,179,680
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	849,886
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,496,477
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	590,319
Chicago, IL, Park District General Obligation, “D”, 4%, 1/01/2023	330,000	339,584
Chicago, IL, Park District General Obligation, “E”, 4%, 1/01/2023	555,000	571,119
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,302,831
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2023	700,000	737,066
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2024	1,200,000	1,303,410
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), 5%, 6/01/2026	115,000	132,063
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2022	285,000	289,159
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2023	270,000	284,408
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2024	285,000	309,560
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	167,729
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2022	875,000	887,679
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	2,985,762
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,336,877

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	$4,160,000	$4,869,582
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,634,580
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2022	4,000,000	4,135,255
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2023	1,250,000	1,336,394
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2024	1,500,000	1,646,608
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,123,420
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2026	3,900,000	4,477,945
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2027	2,000,000	2,339,904
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,333,304
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2029	675,000	830,462
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	614,083
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,126,046
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,248,622
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,263,328
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,341,668
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	230,042
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	490,652
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2026	550,000	609,455
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2031	925,000	1,046,094
East Moline, IL, General Obligation, BAM, 0.926%, 1/15/2023	250,000	249,137
East Moline, IL, General Obligation, BAM, 1.21%, 1/15/2024	325,000	322,027
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2022	380,000	385,978
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2023	260,000	268,246
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	282,230
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2025	275,000	290,940
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2025	750,000	824,932
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2026	600,000	672,360
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2027	325,000	368,388
Illinois Community College District No. 518 (Carl Sandburg Community College), BAM, 4%, 12/30/2028	250,000	286,247
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,595,304
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,600,551
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2025	1,485,000	1,677,635
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2026	1,925,000	2,233,312
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2027	2,165,000	2,571,674
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	415,514
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	375,765
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	913,651
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	375,000	386,259
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	45,000	46,758
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,063,192
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,341,520
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	5,155,629
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,069,486
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	833,955
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	855,344
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2023	1,400,000	1,494,057
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2025	2,995,000	3,395,702
Illinois Finance Authority Taxable Rev. (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,400,000	1,388,341
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	295,130
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	234,692
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	306,507
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	305,058
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	285,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	$1,350,000	$1,464,732
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	836,597
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	250,979
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,482,344
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	273,664
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,452,357
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	987,603
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	750,000	886,886
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	718,937
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	436,531
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	545,727
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	573,722
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	586,124
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	597,260
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	500,000	616,157
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	614,183
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	521,425
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	613,165
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	941,195
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,634,089
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	340,000	417,370
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,575,645
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	3,300,000	3,721,591
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	2,500,000	2,885,120
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	7,500,000	8,927,534
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	7,500,000	9,062,992
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	2,923,548
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,036,028
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	383,464
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	665,000	768,658
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	789,484
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	473,909
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2023	200,000	205,846
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	587,525
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	336,197
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	300,000	334,235
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2031	1,800,000	1,976,766
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	103,455
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	510,220
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	527,227
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,636,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	$80,000	$85,152
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	180,311
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	187,252
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	115,943
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2022	275,000	277,034
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	120,000	125,625
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	565,984
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	470,640
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	782,357
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	608,325
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	756,285
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,222,497
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	1,325,000	1,610,093
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	364,631
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	286,861
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	763,551
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,109,610
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,429,636
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,423,714
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	5,239,645
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	513,259
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2022	705,000	712,774
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,039,089
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	835,419
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2023	650,000	674,355
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,294,639
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,889,835
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,112,387
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,426,188
State of Illinois, 5%, 2/01/2025	6,190,000	6,832,616
State of Illinois, AGM, 5%, 2/01/2027	910,000	982,365
State of Illinois, AGM, 4%, 2/01/2030	380,000	421,510
State of Illinois, NPFG, 6%, 11/01/2026	4,065,000	4,732,627
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,779,712
State of Illinois, “A”, 5%, 11/01/2027	5,365,000	6,206,768
State of Illinois, “C”, 5%, 6/15/2022	2,105,000	2,140,341
State of Illinois, “C”, 5%, 6/15/2023	2,000,000	2,105,708
State of Illinois, “A”, 5%, 12/01/2024	220,000	241,984
State of Illinois, General Obligation, “A”, 5%, 3/01/2022	110,000	110,393
State of Illinois, General Obligation, “A”, 5%, 3/01/2023	2,750,000	2,869,033
State of Illinois, General Obligation, “B”, 5%, 3/01/2022	3,500,000	3,512,508
State of Illinois, General Obligation, “B”, 5%, 3/01/2023	3,500,000	3,651,497
State of Illinois, General Obligation, “C”, 4%, 3/01/2022	8,500,000	8,523,549
State of Illinois, General Obligation, “C”, 4%, 3/01/2023	7,000,000	7,227,836
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	385,334
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	252,340
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	423,324
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,041,643
		$361,447,005
Indiana - 2.2%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$1,092,484
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2023	200,000	208,769
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	380,008
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	683,007
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2025	655,000	706,094
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	620,777
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2026	890,000	976,803
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2026	855,000	946,667

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Elkhart County, IN, Middlebury Community Schools, 3%, 7/15/2022	$1,000,000	$1,011,686
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,106,443
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,614,070
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 1.67%, 11/15/2022	300,000	298,695
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	295,804
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	342,499
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 2.52%, 11/15/2026	515,000	500,401
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,000,000
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	111,734
Indiana Finance Authority, Educational Facilities Rev. (Butler University Project), 4%, 2/01/2026	425,000	466,309
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2022	200,000	205,574
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2023	200,000	211,657
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	305,532
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	868,003
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	926,030
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,371,204
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,180,229
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,742,299
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,053,507
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2023	1,000,000	1,038,785
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,096,292
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2022	1,150,000	1,167,091
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2023	1,400,000	1,476,241
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2024	1,800,000	1,955,984
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2025	3,415,000	3,821,003
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,318,595
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,224,966
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,590,657
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	1,500,000	1,828,786
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2022	125,000	126,957
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2023	225,000	231,899
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2023	335,000	349,689
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	717,115
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	736,021
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	382,478
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	391,688
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2026	365,000	399,274
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2026	375,000	413,671
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2027	120,000	133,235
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2027	390,000	435,704
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2028	395,000	443,694
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2028	405,000	457,957
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2029	350,000	397,995
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2029	425,000	486,066
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2030	430,000	494,448
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2030	435,000	503,599
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,680,279
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,702,478
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,391,090
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,763,221
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,177,544
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,191,919
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,709,945
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	2,025,604
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	600,000	635,112
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,277,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047	$7,500,000	$8,254,929
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	7,540,922
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,124,975
		$82,321,958
Iowa - 0.3%
Iowa Finance Authority, Solid Waster Facility Rev. (Gevo NW Iowa RNG, LLC Project), 1.5%, 1/01/2042 (Put Date 4/01/2024)	$5,500,000	$5,515,719
Iowa Higher Education Loan Authority Rev. (Private Education Working Capital Loan Program), “A”, 2%, 5/19/2022	1,250,000	1,254,197
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,421,589
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,095,328
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,595,871
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 0.375%, 6/01/2030	855,000	854,054
		$11,736,758
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2022 (n)	$1,200,000	$1,209,102
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,358,748
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	523,715
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	509,229
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	366,107
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	393,672
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	90,082
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	342,839
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	355,577
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	324,726
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,829,050
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,930,685
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,026,519
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,128,634
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,240,071
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,351,853
		$17,980,609
Kentucky - 2.0%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$2,125,451
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,409,377
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,378,398
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 4%, 7/01/2022	375,000	380,466
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2023	350,000	370,315
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	245,358
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	303,285
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	259,461
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,945,944
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,276,882
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,052,110
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	304,347
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	367,816
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	754,440
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,489,115
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,239,529
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,407,961
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,315,856
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	808,774
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2024	500,000	540,922
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2025	750,000	832,684
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2026	950,000	1,078,538
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2027	1,000,000	1,157,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Higher Education Student Loan Corp. Rev., Tax-Exempt, “A-1”, 5%, 6/01/2029	$1,250,000	$1,486,380
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	95,000	104,198
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	180,323
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2027	285,000	336,687
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2028	180,000	216,848
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2029	150,000	184,056
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2031	360,000	457,185
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,254,304
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,173,811
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	841,727
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049	11,785,000	12,532,261
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049	15,000,000	16,129,391
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,104,400
		$74,045,796
Louisiana - 2.2%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2022	$200,000	$200,000
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2023	300,000	313,025
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2024	325,000	350,655
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2025	475,000	528,526
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2026	100,000	114,340
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2029	1,650,000	2,019,970
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2030	800,000	997,392
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2031	1,000,000	1,247,639
Louisiana Gas and Fuels Tax Rev., 0.55%, 5/01/2043 (Put Date 5/01/2022)	2,545,000	2,545,504
Louisiana Gas and Fuels Tax Rev., 0.6%, 5/01/2043 (Put Date 5/01/2023)	2,545,000	2,546,048
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (American Biocarbon, CT, LLC Project), 0.25%, 12/01/2046 (Put Date 6/01/2022)	15,000,000	14,979,207
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.426%, 10/01/2022	200,000	199,381
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.576%, 10/01/2023	250,000	246,747
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	487,261
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	726,206
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	317,776
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	440,742
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,233,342
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027	2,705,000	2,724,751
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,216,064
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,702,340
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	333,184
Louisiana Public Facilities Authority Rev. (Ochsner Clinic Foundation Project), “B”, 5%, 5/15/2050 (Put Date 5/15/2025)	4,600,000	5,119,997
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	1,019,573
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2028	1,000,000	1,192,613
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	750,000	911,658
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	3,225,000	3,329,283
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,650,000	3,780,993
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,275,701
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,394,800
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2030	1,935,000	2,428,242

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	$4,060,000	$5,163,078
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,561,409
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	379,318
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	823,916
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,056,693
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,890,000	2,121,275
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	798,194
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	8,335,000	8,427,746
		$81,254,589
Maine - 0.2%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2022	$135,000	$139,632
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	175,000	186,755
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	339,461
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	369,831
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	411,791
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2026	400,000	461,079
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2027	600,000	708,661
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2028	1,000,000	1,206,608
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2029	750,000	921,787
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2030	800,000	1,000,210
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,105,677
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,138,787
		$7,990,279
Maryland - 0.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$873,021
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,047,842
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	685,000	698,642
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	350,000	367,205
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	865,000	895,020
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	184,995
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	289,297
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	234,326
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,437,029
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,737,732
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	719,545
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2023	800,000	830,654
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	540,000	579,538
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	525,033
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	561,462
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	499,102
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	354,871
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	348,555
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	347,452
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,880,019
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B-2”, 5%, 7/01/2045 (Put Date 7/01/2027)	2,445,000	2,832,901
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,712,428
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,029,571
		$27,986,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - 1.8%
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	$5,460,000	$5,405,657
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	540,974
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	698,140
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	613,191
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,374,129
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	2,835,971
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,798,932
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2022	210,000	212,059
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2023	215,000	221,602
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	235,659
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	244,243
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	155,603
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	275,594
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	358,345
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,282,374
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,455,813
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	205,000	216,463
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,667,896
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	1,993,063
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,327,132
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,087,229
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,285,634
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,720,728
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,171,448
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	933,793
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	1,019,428
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2022	275,000	282,870
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	345,607
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	399,988
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	394,278
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	404,498
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	591,150
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,563,188
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,430,127
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,358,785
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	263,965
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	646,532
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	850,000	937,983
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,128,442
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,726,959
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	460,000	455,490
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,761,584
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	3,020,000	3,039,689
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	1,180,000	1,191,913
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2022	7,935,000	8,129,191
Massachusetts School Building Authority, Sales Tax Rev., “A”, ETM, 5%, 8/15/2022	470,000	481,312
		$64,664,651
Michigan - 2.9%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$1,318,007
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,085,734
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,082,006
Detroit, MI, General Obligation, “B”, 2.017%, 4/01/2023	350,000	349,668
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2022	1,030,000	1,036,187
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,070,614
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,120,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	$675,000	$713,814
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,182,293
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2028	1,125,000	1,220,857
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 4%, 7/01/2022	500,000	507,330
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2023	425,000	449,792
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2024	650,000	710,115
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2025	950,000	1,068,812
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2026	225,000	255,670
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2027	350,000	407,507
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2028	250,000	297,274
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2029	555,000	673,074
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2030	440,000	540,757
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2022	610,000	625,707
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	589,878
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2026	790,000	874,411
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2029	815,000	933,586
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2031	810,000	944,914
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), 0.33%, 5/01/2023	835,000	827,297
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), 0.55%, 5/01/2024	2,340,000	2,291,603
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), 0.83%, 5/01/2025	1,000,000	971,976
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	555,212
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	704,023
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,406,507
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,794,878
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,086,237
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), “B”, 5%, 12/01/2043 (Put Date 12/01/2028)	11,440,000	13,620,537
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,125,780
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	3,197,280
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 1.25%, 6/01/2030	285,000	285,228
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,501,086
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,548,178	2,562,594
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,576,354
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	1,000,000	1,007,373
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,535,523
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,342,494
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,543,358
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,573,576
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	965,000	1,054,107
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,548,611
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,172,013
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,343,802
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,215,066
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	618,089
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2027	810,000	947,710
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2028	1,170,000	1,397,671
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2029	1,235,000	1,498,880
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2030	735,000	907,927
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	276,031
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	396,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	$1,745,000	$2,013,493
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,270,354
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,114,391
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	428,983
		$106,771,652
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2023	$415,000	$421,801
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	400,000	411,662
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	242,464
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2022	610,000	610,448
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	635,413
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	662,600
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	690,718
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	775,830
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	808,551
Duluth, MN, Independent School District No. 709, “A”, COP, STAPRP, 5%, 2/01/2025	135,000	148,658
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2026	430,000	485,209
Duluth, MN, Independent School District No. 709, “B”, COP, STAPRP, 5%, 2/01/2028	125,000	147,328
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	500,000	550,585
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	276,333
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	227,262
Minnesota Housing Finance Agency, Rental Housing, “B”, HUD Section 8, 0.3%, 2/01/2023	3,500,000	3,482,453
Minnesota Housing Finance Agency, Rental Housing, “C”, HUD Section 8, 0.3%, 2/01/2024	3,170,000	3,119,527
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.25%, 7/01/2022	100,000	99,889
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.4%, 1/01/2023	110,000	109,557
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.45%, 7/01/2023	240,000	238,016
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	405,000	399,643
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	390,000	383,211
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	531,236
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	671,233
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	951,698
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	800,631
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	814,851
		$18,696,807
Mississippi - 1.8%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	$185,000	$194,288
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	2,990,116
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	4,053,211
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,960,000	2,197,149
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	424,892
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	395,659
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	421,584
Jackson, MS, General Obligation Refunding, 5%, 3/01/2022	335,000	336,243
Jackson, MS, General Obligation Refunding, 5%, 3/01/2023	320,000	334,420
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	539,374
Jackson, MS, General Obligation Refunding, 5%, 3/01/2025	1,000,000	1,112,261
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	943,347
Mississippi Business Finance Corp., Rev. (System Energy Resources, Inc. Project), 2.5%, 4/01/2022	3,750,000	3,768,418
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), 5%, 9/01/2026	225,000	259,609
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	2,054,460
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2022	285,000	292,337
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	808,948
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2028	1,200,000	1,437,878
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,044,506
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	823,247
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,691,098

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	$7,000,000	$7,167,750
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,770,573
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	601,317
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	625,000	727,218
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	951,086
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,180,284
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	400,000	492,018
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,762,569
State of Mississippi, “B”, 5%, 12/01/2025	415,000	473,873
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,110,309
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,530,203
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	3,004,220
West Rankin, MS, Utility Authority Rev., AGM, 0.569%, 1/01/2024	450,000	443,572
West Rankin, MS, Utility Authority Rev., AGM, 1.001%, 1/01/2026	465,000	452,153
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026 (Prerefunded 1/01/2025)	525,000	582,052
West Rankin, MS, Utility Authority Rev., AGM, 1.199%, 1/01/2027	330,000	319,743
West Rankin, MS, Utility Authority Rev., AGM, 1.399%, 1/01/2028	500,000	483,466
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	429,841
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2025	585,000	648,394
		$65,253,686
Missouri - 1.5%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1%, 10/01/2027	$320,000	$305,298
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	65,000	64,630
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,783,929
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	2,000,000	2,390,814
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,491,757
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	7,000,000	6,999,369
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	8,000,000	7,996,755
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2022	350,000	351,203
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2023	200,000	208,171
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	320,545
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	465,143
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	167,592
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2022	320,000	327,970
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	315,000	331,166
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 5%, 11/01/2026	300,000	348,616
Missouri Development Finance, Solid Waste Disposal Rev. (Procter & Gamble Paper Products Co. Project), 5.2%, 3/15/2029	300,000	362,550
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 3%, 8/01/2022	130,000	131,397
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	166,241
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	228,153
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	479,739
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	300,000	347,434
Missouri Health & Educational Facilities Authority Rev. (BJC Health System), “A”, 4%, 5/01/2051 (Put Date 5/01/2026)	10,000,000	11,092,002
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	550,000
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	237,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	$2,500,000	$2,952,800
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	9,440,489
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2022	250,000	250,478
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	404,422
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	151,550
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2023	50,000	51,713
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	158,191
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	300,462
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	326,493
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	385,442
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	222,159
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,746,761
		$56,539,342
Montana - 0.1%
Montana Board of Investments, 0.15%, 3/01/2029 (Put Date 3/01/2022)	$4,395,000	$4,394,237
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050	$8,500,000	$9,042,386
Nebraska Public Power District Rev., “A”, 5%, 1/01/2023	1,400,000	1,455,744
Nebraska Public Power District Rev., “A”, 5%, 1/01/2025	525,000	582,052
Nebraska Public Power District Rev., “B”, 5%, 1/01/2023	450,000	467,918
		$11,548,100
Nevada - 1.4%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2022	$1,500,000	$1,527,995
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2023	2,400,000	2,535,807
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2024	2,000,000	2,170,969
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2025	3,000,000	3,343,205
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	7,800,000	8,911,931
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2029	2,120,000	2,609,913
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2030	1,750,000	2,192,367
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2032	900,000	1,119,070
Director of the State of Nevada, Department of Business and Industry, Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.28%, 12/01/2026 (Put Date 6/01/2022) (n)	1,900,000	1,898,928
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2024	3,500,000	3,814,048
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2025	4,750,000	5,325,420
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2026	3,485,000	4,004,254
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	305,000	307,265
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Project), “C”, 0.625%, 3/01/2036 (Put Date 4/15/2022)	3,000,000	2,999,697
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,278,485
		$53,039,354
New Hampshire - 0.3%
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	$55,000	$57,446
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	308,625
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	286,412
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	635,603
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	327,209
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	304,177
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	319,542

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	$5,000,000	$5,110,458
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	3,040,000	3,296,165
		$10,645,637
New Jersey - 5.8%
Atlantic City, NJ, Board of Education, 4%, 4/01/2022	$150,000	$150,874
Atlantic City, NJ, Board of Education, 4%, 4/01/2023	150,000	155,496
Atlantic City, NJ, Board of Education, 4%, 4/01/2024	160,000	169,654
Atlantic City, NJ, Board of Education, 4%, 4/01/2025	175,000	189,424
Atlantic City, NJ, Board of Education, 4%, 4/01/2026	100,000	110,141
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	163,609
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2027	175,000	205,697
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2028	145,000	173,979
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2029	100,000	122,281
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2030	125,000	155,510
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2031	160,000	202,199
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	370,909
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	232,821
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2023	200,000	206,151
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	316,673
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	329,161
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,114,539
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,350,847
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,038,555
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	893,397
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	693,104
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,087,206
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,118,541
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,148,824
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	651,612
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,797,876
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,288,531
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,750,473
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,490,456
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2022	200,000	203,150
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	220,000	231,791
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	325,960
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	558,347
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	646,510
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	478,463
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2028	400,000	475,307
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,666,715
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	495,000	498,698
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	10,055,431
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	8,104,663
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,241,528

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	$9,000,000	$9,001,923
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,090,148
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, NPFG, 5.25%, 7/01/2025	5,000,000	5,631,540
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,709,918
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,347,110
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,595,902
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,347,666
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	229,766
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	362,906
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	467,226
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	385,704
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	1,410,000	1,422,103
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	300,000	320,603
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,587,777
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	632,336
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	2,927,202
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	956,970
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,648,115
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,646,437
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,815,434
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,189,557
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverside Village Family Apartments (Phase I) Project), “F”, HUD Section 8, 1.35%, 12/01/2022	5,300,000	5,328,703
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,842,764
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	3,045,000	3,069,632
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,331,865
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2025 (w)	5,500,000	6,084,530
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2026 (w)	9,000,000	10,206,837
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2027 (w)	8,000,000	9,257,048
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2028 (w)	10,000,000	11,759,271
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,349,908
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	470,000	539,743
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NPFG, 5.75%, 6/15/2023	1,010,000	1,074,404
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	166,544
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	516,248
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,274,161
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,701,805
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,461,312
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,344,141
New Jersey Turnpike Authority, Turnpike Rev., “B”, 0.897%, 1/01/2025	1,905,000	1,866,277
New Jersey Turnpike Authority, Turnpike Rev., “B”, 1.047%, 1/01/2026	2,380,000	2,306,919
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2030	600,000	744,828
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 5%, 7/15/2031	375,000	473,485
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2022	125,000	127,556
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2023	250,000	264,747
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	456,638
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2025	250,000	280,406
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2026	275,000	316,029
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	796,271
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	783,764
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	544,806
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,588,664
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,099,052
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,008,719
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	2,158,695
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	13,511,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	$13,360,000	$15,630,147
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,345,191
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,043,255
		$213,137,497
New Mexico - 0.9%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2024	$1,550,000	$1,695,687
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2025	625,000	705,180
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2026	1,500,000	1,740,910
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	1,000,000	1,102,749
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “A”, 0.875%, 6/01/2040 (Put Date 10/01/2026)	900,000	877,979
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	7,001,917
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “F”, 1.2%, 6/01/2040 (Put Date 6/01/2022)	1,750,000	1,751,379
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2022	225,000	231,301
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2023	310,000	330,761
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024	120,000	131,755
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2025	325,000	367,527
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	185,504
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	161,806
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	341,862
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	266,533
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	550,652
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	365,886
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	426,280
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2027	4,000,000	4,702,179
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2028	2,000,000	2,388,241
New Mexico Educational Assistance Foundation, “A-1”, 5%, 9/01/2029	1,750,000	2,123,025
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2022	445,000	451,403
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	631,524
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	1,038,570
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,172,762
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,138,890
		$31,882,262
New York - 7.3%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$6,720,000	$6,653,399
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	540,821
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	556,979
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	572,131
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	950,000	1,113,069
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,466,500
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2029	2,100,000	2,560,532
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	900,000	1,113,988
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2022	100,000	101,173
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2023	100,000	103,795
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	126,779
Long Island Power Authority, NY, Electric System General Rev., “B”, 1.5%, 9/01/2051 (Put Date 9/01/2026)	4,500,000	4,485,830
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	20,462,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Metropolitan Transportation Authority, NY, Transportation Rev., “D-2A-1”, FLR, AGM, 0.577% (67% of SOFR - 1 day + 0.55%), 11/01/2032 (Put Date 4/01/2024)	$7,000,000	$6,992,819
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2022	400,000	413,893
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	534,621
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	659,829
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	826,656
Nassau County, NY, Interim Finance Authority Sales Tax, “B”, 1.278%, 11/15/2028	6,000,000	5,731,411
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	10,000,000	9,867,384
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	254,550
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2024	250,000	269,838
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	301,805
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	250,848
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	200,000	226,357
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	287,007
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	349,263
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2027	500,000	597,196
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	507,866
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	713,752
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	618,210
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2030	550,000	617,902
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	625,000	701,113
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2031	550,000	617,287
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,389,525
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,717,331
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 4%, 7/01/2022	1,250,000	1,268,641
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2023	600,000	635,527
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2024	750,000	816,921
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2025	750,000	841,123
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2026	500,000	574,498
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032	11,125,000	11,686,520
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	300,000	311,071
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2022	1,805,000	1,863,555
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	2,021,196
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2024	1,000,000	1,095,912
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2025	1,600,000	1,788,072
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	11,030,000	12,114,333
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,656,092
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	990,000	995,069
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2022	250,000	257,983
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,433,837
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,365,883
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,225,410
New York, NY, “I”, 5%, 8/01/2022	7,500,000	7,670,488
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	5,990,326
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	490,693

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	$1,450,000	$1,421,553
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,217,989
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,252,906
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 0.6%, 5/01/2061 (Put Date 7/01/2025)	7,445,000	7,199,478
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “H”, 0.12%, 11/01/2051 (Put Date 3/15/2022)	2,250,000	2,248,847
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “I-2”, 0.7%, 11/01/2060 (Put Date 5/01/2025)	4,205,000	4,126,446
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,210,466
New York, NY, General Obligation, “F-1”, 5%, 3/01/2023	1,750,000	1,830,996
New York, NY, Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,167,719
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	805,804
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2025	1,000,000	1,105,939
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2026	1,000,000	1,135,083
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2027	1,000,000	1,161,731
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2030	1,500,000	1,856,451
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2031	2,000,000	2,325,716
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2032	680,000	785,840
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,193,175
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2029	1,250,000	1,519,813
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2025	1,535,000	1,726,921
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2026	6,500,000	7,519,646
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	1,320,000	1,663,560
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,734,281
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,518,322
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,063,785
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	185,926
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2025	1,145,000	1,237,613
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2026	575,000	633,059
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2025	750,000	821,488
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2026	800,000	891,520
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2027	675,000	763,749
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	2,068,828
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,665,570
Port Authority of NY & NJ (226th Series), 5%, 10/15/2026	2,000,000	2,314,595
Port Authority of NY & NJ (226th Series), 5%, 10/15/2027	3,650,000	4,310,170
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028	3,500,000	4,205,636
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,084,098
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,177,671
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	500,055
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	259,216
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1%, 9/01/2022	215,000	214,486
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.25%, 9/01/2023	145,000	143,120
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	97,687
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	106,839
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	135,780
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 2.2%, 9/01/2027	135,000	130,843
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	7,917,939
Suffolk County, NY, “A”, 5%, 6/15/2028 (w)	1,800,000	2,123,575
Suffolk County, NY, “A”, 5%, 6/15/2030 (w)	850,000	1,032,466
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,772,791

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “A-1”, 0.57%, 6/01/2022	$1,500,000	$1,496,930
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “A-1”, 0.67%, 6/01/2023	1,500,000	1,490,211
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “A-1”, 1.015%, 6/01/2024	500,000	494,553
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2023	700,000	739,407
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	758,099
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	834,213
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	284,381
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,118,040
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,296,994
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,762,462
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 11/01/2025	19,745,000	22,415,363
Triborough Bridge & Tunnel Authority Rev., NY, “A”, FLR, 0.407% (67% of SOFR - 1 day + 0.38%), 1/01/2032 (Put Date 2/01/2024)	1,450,000	1,450,214
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2028)	10,000,000	10,108,446
		$271,243,841
North Carolina - 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$1,008,629
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	1,095,000	1,085,130
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,879,705
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,430,316
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2022	665,000	674,322
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	341,100
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	753,438
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	274,910
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,426,727
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2023	375,000	388,148
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024	395,000	419,941
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025	420,000	456,798
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026	440,000	487,279
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027	460,000	516,641
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028	365,000	412,871
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029	760,000	817,688
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030	790,000	848,648
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031	820,000	881,365
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 3%, 3/01/2023	150,000	152,369
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	230,437
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	281,981
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	273,456
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	328,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	$185,000	$212,511
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	685,354
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	15,635,000	16,785,278
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,704,465
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,663,414
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	715,641
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,137,913
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Mahhews Garden Gilmore), HUD Section 8, 0.3%, 10/01/2023 (Put Date 10/01/2022)	6,000,000	5,986,862
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,165,204
		$50,427,516
North Dakota - 0.3%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$2,331,921
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,228,519
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,448,230
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,404,775
		$9,413,445
Ohio - 2.4%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$610,383
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	287,636
Cleveland State University, OH, General Receipts “A”, 5%, 6/01/2029	125,000	141,428
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,142,487
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,163,243
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,378,402
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,385,078
Columbus, OH, 5%, 7/01/2022	2,350,000	2,394,753
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,273,155
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,504,827
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	568,932
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	893,454
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026	500,000	572,665
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027	580,000	677,322
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028	1,455,000	1,731,890
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2029	1,560,000	1,889,848
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030	1,000,000	1,231,748
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031	1,000,000	1,250,812
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032	900,000	1,119,438
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033	800,000	994,563
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034	1,000,000	1,241,774
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023	225,000	238,768
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	224,556
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025	500,000	564,057
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2026	500,000	579,255
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2027	525,000	622,768
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2028	400,000	484,562
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2029	450,000	555,387
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2022	100,000	101,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	$100,000	$102,652
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	108,893
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	227,286
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	140,906
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	135,000	161,729
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	2,109,807
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	115,117
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	655,608
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	5,008,904
Ohio Housing Finance Agency Residential Mortgage Rev. (Seton Square North), “A”, HUD Section 8, 0.4%, 4/01/2024 (Put Date 4/01/2023)	4,725,000	4,683,194
Ohio State Hospital Refunding Rev. (Cleveland Clinic Health System Obligated Group), “B”, 5%, 1/01/2026	4,000,000	4,555,075
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	160,747
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	492,260
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	441,618
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	998,347
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	575,337
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	350,928
Ohio State Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,528,270
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	804,696
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022	11,000,000	11,186,168
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2022	200,000	203,406
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2023	225,000	237,980
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2024	200,000	218,529
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2025	1,100,000	1,239,089
State of Ohio, Higher Education General Obligation, “A”, 5%, 5/01/2025	300,000	336,713
State of Ohio, Higher Education General Obligation, “A”, 5%, 5/01/2026	2,400,000	2,765,116
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,121,178
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2022	800,000	815,377
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	724,613
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	419,583
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2025	310,000	328,441
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2026	630,000	701,847
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	350,000	394,823
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	702,731
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2025	580,000	640,211
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2026	850,000	955,636
		$89,037,920
Oklahoma - 0.3%
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 0.234%, 3/01/2022	$2,500,000	$2,499,826
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 0.384%, 3/01/2023	1,800,000	1,788,671
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,054,287
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 1.118%, 3/01/2026	915,000	892,252
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	901,720
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	570,418
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	608,876
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2022	75,000	75,862
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2023	200,000	208,008
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	451,387
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	476,379
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	330,107
		$9,857,793

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$523,400
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	475,000	475,622
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/02/2022)	645,000	647,291
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	450,556
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	850,202
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2029	1,000,000	1,222,426
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	600,000	745,347
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	455,000	426,181
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,105,888
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	560,000	549,934
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	219,172
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	253,551
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	173,429
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	147,639
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	180,428
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	366,848
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	372,653
Oregon Housing & Community Services Department Housing Development Rev. (Westwind Apartments Project), “H”, HUD Section 8, 0.25%, 3/01/2024 (Put Date 3/01/2023)	3,500,000	3,467,836
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,628,227
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,114,048
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	200,000	196,298
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	400,000	396,538
		$15,513,514
Pennsylvania - 9.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$3,147,922
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	300,000	319,554
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	163,322
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2026	850,000	978,045
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2027	300,000	352,652
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2028	400,000	478,623
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2029	425,000	515,950
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2030	300,000	369,813
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2027	500,000	587,753
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2029	225,000	273,150
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,707,423
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,078,979
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024	150,000	161,220
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025	500,000	550,913
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026	490,000	550,924
Altoona, PA, Area School District, AGM, 0.38%, 12/01/2022	605,000	602,389
Altoona, PA, Area School District, AGM, 0.49%, 12/01/2023	1,000,000	983,977
Altoona, PA, Area School District, AGM, 0.733%, 12/01/2024	1,105,000	1,077,661
Altoona, PA, Area School District, AGM, 1.005%, 12/01/2025	900,000	873,808
Altoona, PA, Area School District, AGM, 1.145%, 12/01/2026	305,000	294,059
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	590,469
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,609,058
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,195,201
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,462,541
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,561,831
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,690,922
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	688,717

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	$500,000	$559,584
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	605,788
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2022	500,000	501,758
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2023	500,000	506,450
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	196,384
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	500,000	520,778
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	522,551
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	428,638
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	2,130,534
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	222,392
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	524,830
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	946,632
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,778,003
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	458,600
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	608,539
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	1,097,479
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	1,228,233
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	5,545,000	5,931,479
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	649,395
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,075,967
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,267,113
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,807,625
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	753,839
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	3,635,000	3,919,579
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	9,318,536
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,225,371
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	283,078
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2025	360,000	378,253
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2026	380,000	400,633
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2027	400,000	421,457
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2028	415,000	436,774
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2029	430,000	450,304
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,218,719
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,040,389
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2022	800,000	812,186
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2023	1,150,000	1,214,046
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2024	700,000	761,844
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2025	675,000	757,128
Commonwealth of Pennsylvania Financing Authority Rev., “B”, 5%, 6/01/2026	185,000	213,290
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,529,877
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	565,422
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2025	535,000	581,053
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2026	580,000	640,284
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2027	940,000	1,052,019
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,143,636
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2029	1,040,000	1,193,800
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	570,108
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	375,000	388,154
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	100,000	103,850
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	255,000	264,938
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,105,153
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	105,000	106,301
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,127,929
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,532,033
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2024	1,125,000	1,189,514
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	880,000	948,285
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2026	935,000	1,024,723
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2027	950,000	1,056,989
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2028	650,000	732,268

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Allegheny, PA, School District General Obligation, BAM, 3%, 6/01/2029	$800,000	$851,608
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,249,078
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	1,041,401
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	638,052
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2022	650,000	654,798
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	247,494
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	525,698
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	221,353
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	295,917
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,112,443
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,480,728
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,145,080
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	517,655
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	739,990
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,207,275
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2022	100,000	100,000
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2023	325,000	334,566
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	336,018
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	350,000	374,876
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2026	945,000	1,029,936
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2028	1,100,000	1,234,298
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030	675,000	714,590
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	383,591
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	329,738
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	399,167
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	768,372
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	294,455
Lancaster County, PA, Pequea Valley School District, 1%, 5/15/2022	225,000	225,361
Lancaster County, PA, Pequea Valley School District, 2%, 5/15/2023	175,000	177,637
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	234,198
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	125,587
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	109,017
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	150,255
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2026	75,000	83,451
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2022	695,000	714,702
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	511,375
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	710,905
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2026	820,000	949,283
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2027	1,000,000	1,182,300
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2028	705,000	848,994
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2029	370,000	419,259
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030	450,000	507,428
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	562,000
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	803,473
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,078,574
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	568,223
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	522,686
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	605,221
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	636,286
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	671,274

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028	$1,315,000	$1,391,200
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	459,531
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	560,528
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	474,184
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	488,697
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	509,624
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2022	805,000	814,282
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	468,506
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2022	1,000,000	1,002,020
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2023	1,000,000	1,022,497
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	525,950
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	863,543
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2027	500,000	554,411
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2028	500,000	561,612
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2029	500,000	530,382
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	528,382
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,333,081
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,031,302
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	428,334
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	449,555
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	426,190
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,104,833
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,124,919
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,792,626
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,146,313
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.039%, 3/01/2025	515,000	503,949
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,216,160
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.47%, 3/01/2027	1,000,000	972,239
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2022	500,000	509,311
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,090,228
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	560,571
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2026	600,000	690,507
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2022)	1,070,000	1,077,266
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,175,000	1,209,418
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,218,664
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,639,535
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,849,696
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	5,094,842
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	889,682
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	118,984
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B-2”, 0.3%, 4/01/2049 (Put Date 7/15/2022)	1,090,000	1,089,002
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.57%, 6/01/2041 (Put Date 6/03/2024)	3,315,000	3,300,955
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.18%, 8/01/2045 (Put Date 5/01/2022)	6,570,000	6,570,000
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,145,000	1,129,815
Pennsylvania Economic Development Financing Authority, Solid Waste Refunding Rev. (Republic Services, Inc. Project), “B”, 0.17%, 12/01/2030 (Put Date 1/03/2022)	1,200,000	1,199,961
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,286,511
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	475,000	536,302
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	3,059,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	$350,000	$403,291
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	644,415
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	267,403
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	535,000	635,772
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2022	420,000	424,785
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	568,038
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	369,926
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	392,475
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	632,689
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	990,954
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2029	1,500,000	1,835,317
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2030	2,250,000	2,804,643
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,001,719
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	496,351
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	810,737
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	1,550,000	1,554,594
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,225,147
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,140,179
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	3,590,000	3,823,608
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	838,044
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	845,892
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,118,976
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	119,255
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	450,000	541,013
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2022	385,000	387,906
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2022	660,000	679,068
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2023	515,000	539,512
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2023	1,025,000	1,090,870
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	522,970
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	879,948
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	637,125
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,223,743
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,254,336
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,585,019
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,648,888
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	2,120,000	2,482,673
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	535,396
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,704,623
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2022	325,000	326,230
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2023	500,000	522,808
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	602,055
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	745,811
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2026	800,000	904,557
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2027	715,000	827,795
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2028	750,000	886,310
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2029	850,000	972,601
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	728,125
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2022	255,000	261,076
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	294,367

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	$300,000	$322,022
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	278,502
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	541,922
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,211,024
Philadelphia, PA, School District, 5%, 9/01/2022	5,790,000	5,937,672
Philadelphia, PA, School District, 5%, 9/01/2023	2,500,000	2,656,232
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,115,617
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,125,899
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	728,426
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	1,370,000	1,571,565
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,173,680
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,795,522
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,538,693
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2024	1,700,000	1,795,105
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2025	1,870,000	2,017,751
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2026	2,000,000	2,275,070
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2027	2,250,000	2,621,450
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2028	2,590,000	3,088,314
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	3,350,352
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2030	2,925,000	3,629,960
Pittsburgh and Allegheny, PA, Sports and Exhibition Authority Hotel Room Rev., “B”, AGM, 5%, 2/01/2028 (w)	2,050,000	2,396,613
Pittsburgh and Allegheny, PA, Sports and Exhibition Authority Hotel Room Rev., “B”, AGM, 5%, 2/01/2029 (w)	1,325,000	1,579,199
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 1%, 2/15/2022	300,000	300,066
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 2%, 2/15/2023	200,000	202,305
University of Pittsburgh, PA, PANTHERS, 4%, 4/15/2026	7,500,000	8,287,520
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	578,152
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,343,686
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,105,099
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,159,620
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	480,000	486,757
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,727,807
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2022	415,000	421,553
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	841,252
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	791,708
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	812,053
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,240,909
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	1,170,000	1,303,887
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,240,977
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2022	50,000	50,315
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2023	280,000	287,610
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	460,566
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	663,934
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	160,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2025	$405,000	$439,748
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2022	1,075,000	1,076,425
		$336,391,624
Puerto Rico - 1.8%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,650,000	$1,662,304
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,100,510
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NPFG, 5.25%, 7/01/2024	740,000	760,593
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027	2,000,000	2,023,807
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	339,113
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,393,045
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,978,258
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	1,095,000	1,099,394
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2023	435,000	442,225
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	112,527
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	117,642
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	300,000	306,893
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2023	370,000	378,501
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,845,000	1,887,390
Puerto Rico Electric Power Authority Rev., “SS”, NPFG, 5%, 7/01/2023	860,000	879,759
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	542,177
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,574
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	265,342
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,097,087
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,336,915
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	202,529
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	460,000	480,051
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	298,968
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	75,000	75,187
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	394,782
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,100,580
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,024,084
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	633,656
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,375,235
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	136,079
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,320,739
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	390,000	394,642
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	220,790
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	640,812
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	12,842,895
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	16,249,000	12,673,110
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	248,893
		$67,812,088
Rhode Island - 0.8%
Cranston, RI, General Obligation Anticipation Notes, 1%, 8/23/2022	$3,500,000	$3,505,976
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,721,758
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2022	385,000	397,512
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	427,652
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	474,455
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2025	450,000	509,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2026	$470,000	$545,930
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	245,000	290,911
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2026 (w)	300,000	346,935
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 10/01/2027 (w)	435,000	513,747
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-A”, 5%, 4/01/2028 (w)	475,000	564,654
Rhode Island Housing and Mortgage Finance Corp., Home Ownership Opportunity, “76-T”, 0.96%, 4/01/2023 (w)	200,000	199,164
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	675,032
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	1,006,558
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	569,103
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,131,632
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,086,198
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	930,277
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,182,554
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	800,000	807,548
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	840,161
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	1,000,000	1,125,053
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,294,146
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,492,192
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,408,792
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,507,725
		$30,555,640
South Carolina - 0.9%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$3,198,427
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,694,725
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,394,195
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.067%, 12/01/2022	2,515,000	2,515,885
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.208%, 12/01/2023	3,205,000	3,190,619
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.368%, 12/01/2024	5,000,000	4,953,504
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.468%, 12/01/2025	6,850,000	6,742,232
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,099,715
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,694,739
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	1,924,595
		$31,408,636
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.586%, 6/01/2022	$3,250,000	$3,246,409
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.706%, 6/01/2023	4,250,000	4,211,503
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.961%, 6/01/2024	3,425,000	3,348,774
		$10,806,686
Tennessee - 1.8%
Blount County, TN, Health & Educational Facilities Board, Multi-Family Housing Rev. (Meadowood Apartments Project), 0.3%, 5/01/2023 (Put Date 5/01/2022)	$9,500,000	$9,497,352
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	545,000	564,660
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,418,610
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	889,441
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	807,046
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,600,823
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	307,912
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	576,804
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	558,807
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,666,101
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	9,261,357
Knoxville, TN, Community Development Corp., Multi-Family Housing Rev. (Austin Homes 1B), 0.22%, 10/01/2024 (Put Date 10/01/2023)	4,445,000	4,384,942

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis, TN, Health, Educational and Housing Board, Multi-Family Housing Rev. (Burkle & Main Apartments Project), 1.4%, 11/01/2022 (Put Date 5/01/2022)	$1,500,000	$1,503,429
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2022	200,000	203,716
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2023	750,000	793,423
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	920,549
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2025	2,750,000	3,059,749
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	199,466
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,851,321
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,331,993
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	2,500,000	2,781,590
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049	18,380,000	19,856,991
		$68,036,082
Texas - 6.4%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2022	$350,000	$358,201
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2023	325,000	344,868
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2024	325,000	355,496
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2025	400,000	449,965
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2026	400,000	461,205
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), Texas PSF, 5%, 8/15/2027	525,000	619,329
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	2,996,681
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,243,788
Bexar County, TX, Venue Project Rev., AGM, 0.331%, 8/15/2022	565,000	563,894
Bexar County, TX, Venue Project Rev., AGM, 0.461%, 8/15/2023	500,000	494,088
Bexar County, TX, Venue Project Rev., AGM, 0.76%, 8/15/2024	455,000	446,084
Bexar County, TX, Venue Project Rev., AGM, 1.082%, 8/15/2025	720,000	703,597
Bexar County, TX, Venue Project Rev., AGM, 1.272%, 8/15/2026	315,000	306,458
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	1,055,000	1,062,345
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	460,000	463,203
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,114,300
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	781,052
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,093,435
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,071,951
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	1,040,229
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	1,005,000	1,112,159
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	902,739
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	804,052
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,517,506
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	565,176
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,644,149
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	115,000	115,767
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.075%, 4/01/2023	350,000	348,009
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.305%, 4/01/2024	375,000	369,671
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.674%, 4/01/2025	250,000	246,078
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.974%, 4/01/2026	375,000	369,420
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2023	230,000	239,702
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2025	475,000	524,786
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2027	525,000	606,686
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	1,044,831
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,126,903
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,133,657
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,236,820
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2022	235,000	239,406

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2023	$200,000	$211,521
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	288,911
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2025	310,000	347,885
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2026	330,000	380,084
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,319,630
Central Texas Regional Mobility Authority, “F”, 5%, 1/01/2025	4,000,000	4,331,239
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2022	595,000	606,287
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	258,559
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	190,000	198,869
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2025	170,000	179,721
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 4%, 12/01/2026	175,000	194,096
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., “A”, BAM, 3%, 12/01/2022	460,000	468,610
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2028	275,000	307,414
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2025	800,000	857,588
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2026	800,000	871,256
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, “B”, 0.28%, 2/15/2038 (Put Date 8/15/2024)	1,050,000	1,027,476
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	943,167
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	657,881
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,711,239
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,095,000	1,120,537
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2023	455,000	479,213
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	541,532
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2026	505,000	570,827
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	588,275
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	415,000	452,620
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	555,760
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2022	225,000	225,850
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2023	220,000	230,060
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	221,143
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2025	410,000	456,686
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2026	435,000	497,587
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2027	310,000	363,350
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,601,434
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2022	200,000	203,094
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2023	125,000	130,314
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	117,089
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	164,989
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	130,224
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	162,780
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	180,000	198,318
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	215,000	236,879
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	140,000	156,252
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	240,000	267,861
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	145,000	163,114
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	210,000	236,234
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2029	175,000	198,973
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	185,000	212,466
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	606,718
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2023	400,000	418,647
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2024	680,000	736,188
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2025	715,000	799,181
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2026	755,000	867,193
Gaines County, TX, Seminole Hospital District, “A”, 3.75%, 2/15/2023	2,020,000	2,022,490
Gaines County, TX, Seminole Hospital District, “A”, 3.9%, 2/15/2024	2,125,000	2,127,734
Gaines County, TX, Seminole Hospital District, “A”, 4.05%, 2/15/2025	2,215,000	2,217,986
Gaines County, TX, Seminole Hospital District, “A”, 4.25%, 2/15/2026	1,155,000	1,156,640
Gaines County, TX, Seminole Hospital District, “A”, 4.5%, 2/15/2027	2,405,000	2,408,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Gaines County, TX, Seminole Hospital District, “A”, 4.65%, 2/15/2028	$2,615,000	$2,619,091
Galveston, TX, Public Facility Corp., Multi-Family Housing Rev. (Oleanders At Broadway), HUD Section 8, 0.47%, 8/01/2025 (Put Date 8/01/2024)	4,935,000	4,826,819
Garland, TX, Electric Utility System Rev. (Dallas, Collin and Rockwall Counties), “B”, 0.459%, 3/01/2023	295,000	293,066
Garland, TX, Electric Utility System Rev. (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	590,409
Garland, TX, Electric Utility System Rev. (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	783,762
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2026	440,000	501,990
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2027	470,000	548,878
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2028	510,000	607,544
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2029	450,000	545,797
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2030	475,000	585,869
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2027	6,000,000	7,151,113
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2028	9,000,000	10,958,352
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2023	200,000	206,051
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	280,007
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2026	300,000	320,376
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2023	530,000	536,468
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	538,708
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	539,842
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	539,966
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2022	595,000	595,000
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2023	565,000	577,289
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	610,087
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	410,000	427,917
Housing Options, Inc., Texas Multi-Family Housing Rev. (Brooks Manor - The Oaks Project), 0.5%, 8/01/2041 (Put Date 3/01/2025)	4,165,000	4,061,617
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	710,000	742,334
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	402,622
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	556,026
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,857,544
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,114,402
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,427,666
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2022	180,000	183,528
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2023	180,000	188,521
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	272,983
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	251,203
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2026	280,000	311,116
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2029	440,000	503,603
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2030	445,000	513,583
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2031	400,000	464,901
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2022	500,000	512,337
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	583,029
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	626,888
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,258,180
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	274,065
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	563,249
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	394,770
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	143,676
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	169,294
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	263,025
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	325,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	$185,000	$218,386
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,289,088
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2022	1,750,000	1,766,276
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2025	825,000	923,616
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2026	800,000	919,873
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,352,285
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	3,061,010
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	3,088,097
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,088,826
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2026	1,910,000	2,179,756
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2027	2,450,000	2,870,296
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2028	3,580,000	4,283,734
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2022	185,000	185,312
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2023	565,000	589,494
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	269,349
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	500,000	554,454
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2026	375,000	427,006
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2027	350,000	407,762
Port Beaumont, TX, Navigation District of Jefferson County Dock & Wharf Facilities Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	827,200
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2029	600,000	736,892
Prosper, TX, Independent School District, School Building, Texas PSF, 5%, 2/15/2030	700,000	858,753
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,148,956
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,731,348
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,131,118
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	1,930,918
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,185,330
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	673,000
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2022	1,405,000	1,431,341
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,164,329
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	931,379
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,780,218
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,424,759
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	3,201,349
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,187,919
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,502,435
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	515,000	565,327
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,890,615
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2023	145,000	153,514
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	147,179
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	156,710
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2026	250,000	286,216
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2029	200,000	240,588
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2030	250,000	304,449
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	4,974,772
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2027 (w)	275,000	319,501
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2027 (w)	300,000	351,884
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2028 (w)	300,000	354,881
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2028 (w)	300,000	357,422
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2029 (w)	215,000	258,510
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2029 (w)	150,000	181,438
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 1/01/2030 (w)	220,000	268,399

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 5%, 7/01/2030 (w)	$225,000	$276,614
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2022	2,500,000	2,580,928
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2029	12,000,000	14,310,257
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2022	300,000	303,266
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2023	270,000	283,326
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	398,613
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	552,414
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	446,698
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	113,519
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	406,685
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2022	500,000	512,272
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2023	435,000	458,079
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2024	1,100,000	1,215,167
Texas Water Development Board, Water Implementation Rev., 5%, 4/15/2025	765,000	857,471
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2025	1,000,000	1,137,351
Texas Water Development Board, Water Implementation Rev., 5%, 4/15/2026	535,000	617,062
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Cowan Place Apartments), 0.28%, 10/01/2024	10,000,000	9,861,076
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	417,988
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	621,931
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2026	615,000	652,778
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2027	500,000	534,368
Waco, TX, 5%, 2/01/2027	3,220,000	3,763,409
Wichita County, TX, Wichita Falls Independent School District, Texas PSF, 4%, 2/01/2024	1,000,000	1,058,393
Wichita County, TX, Wichita Falls Independent School District, Texas PSF, 4%, 2/01/2025	700,000	758,320
Wichita County, TX, Wichita Falls Independent School District, Texas PSF, 4%, 2/01/2026	850,000	939,938
		$235,485,700
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	$1,500,000	$1,578,438
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,617,111
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,475,000	3,615,111
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	1,760,000	1,830,963
		$8,641,623
Utah - 0.4%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$2,216,956
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,370,516
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,922,506
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “B-2”, 5%, 5/15/2060 (Put Date 8/01/2026)	5,000,000	5,785,442
		$15,295,420
Vermont - 0.7%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$550,000	$560,000
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	551,664
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,089,722
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	836,173
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	397,466
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,655,219
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	872,650
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	157,640
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	867,474
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,148,698
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,148,698
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	488,197
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,862,376
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	2,019,514
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	611,092
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,924,491
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,450,000	1,701,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	$1,000,000	$1,185,974
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2022	1,420,000	1,443,005
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,050,788
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	917,093
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	966,062
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,363,661
		$25,819,189
Virginia - 1.0%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$505,000	$501,009
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	775,000	846,481
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	534,236
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,212,973
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	233,143
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/02/2022)	475,000	476,687
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	410,000	411,456
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), “A”, 0.45%, 12/01/2041 (Put Date 4/01/2022)	3,060,000	3,060,074
Hampton Roads Transportation Accountability Commission, VA, Transportation Fund, “A”, 5%, 7/01/2026	10,000,000	11,545,523
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023 (Put Date 6/01/2023)	545,000	555,629
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	2,340,000	2,310,433
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/02/2022)	475,000	476,687
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	107,881
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2022	200,000	202,729
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2023	225,000	236,146
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	323,045
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	386,186
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	450,380
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	505,000	505,317
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,252,799
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	771,668
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2023	425,000	441,404
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	536,510
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,657,603
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,578,129
		$37,614,128
Washington - 1.7%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	$2,000,000	$2,036,820
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,584,879
Everett, WA, Housing Authority Multi-Family Rev. (Baker Heights Legacy), 0.3%, 9/01/2024 (Put Date 9/01/2023)	4,000,000	3,955,315
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	1,410,000	1,434,370
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,249,792
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,352,794
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2022	3,330,000	3,403,163
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2023	4,025,000	4,266,934
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), FNMA, 5%, 6/01/2022	1,740,000	1,765,800
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	149,134
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,497,020
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	2,996,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2024	$3,600,000	$3,933,148
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2025	1,825,000	2,050,803
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,665,553
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	1,948,273
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,424,947
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	11,716,662
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	4,230,131
Washington Economic Development Finance Authority, Environmental Facilities Rev. (Mura Cascade ELP LLC Project), 0.33%, 12/01/2041 (Put Date 12/08/2022) (n)	2,280,000	2,273,158
		$62,935,430
West Virginia - 0.5%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2022	$250,000	$252,938
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2023	400,000	411,513
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	200,000	210,709
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	4,116,798
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Company - Mitchell Project), “A”, 3%, 6/01/2037	11,500,000	11,548,425
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	1,915,000	1,851,126
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,510,000	1,483,333
		$19,874,842
Wisconsin - 1.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$225,880
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	301,583
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	440,045
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	896,210
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	864,201
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	872,261
Wisconsin Health & Educational Facilities Authority Rev. (Advocate Aurora Health Credit Group), “C-1”, 5%, 8/15/2054 (Put Date 7/29/2026)	4,000,000	4,605,057
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	1,003,169
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	481,814
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,591,215
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2023	125,000	127,583
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2024	160,000	166,253
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2025	210,000	221,767
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2026	345,000	368,027
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2027	360,000	387,235
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2028	375,000	403,387
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2029	390,000	421,518
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,520,353
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027 (Prerefunded 9/15/2023)	865,000	907,374
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2025 (Prerefunded 9/15/2023)	500,000	524,493
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2026 (Prerefunded 9/15/2023)	685,000	718,556
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “B-2”, 3%, 9/15/2022	110,000	111,204
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	415,000	417,532
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)	855,000	842,698
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2022	350,000	355,249
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	422,002
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	435,146
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	476,118

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	$325,000	$374,106
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	529,986
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	871,361
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	1,101,579
Wisconsin Public Finance Authority Hospital Rev. (UNC Health Southeastern), “B”, 0.513%, 2/01/2022	1,215,000	1,215,000
Wisconsin Public Finance Authority Hospital Rev. (UNC Health Southeastern), “B”, 0.813%, 2/01/2023	920,000	913,720
Wisconsin Public Finance Authority Hospital Rev. (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,657,789
Wisconsin Public Finance Authority Hospital Taxable Rev. (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,291,942
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	2,330,000	2,434,367
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2027	200,000	224,390
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2028	255,000	288,024
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2029	325,000	368,495
		$37,378,689
Wyoming - 0.0%
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2022	$250,000	$252,237
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023	250,000	259,790
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	250,000	265,890
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2025	280,000	303,778
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2026	400,000	441,414
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2027	185,000	207,180
		$1,730,289
Total Municipal Bonds		$3,567,963,904
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$4,083,648
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,253,233
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,054,000	810,655
Total Bonds		$11,147,536
Investment Companies (h) - 3.6%
Money Market Funds – 3.6%
MFS Institutional Money Market Portfolio, 0.06% (v)	133,084,236	$133,084,236

Other Assets, Less Liabilities - (0.5)%		(19,805,540)
Net Assets - 100.0%		$3,692,390,136
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $133,084,236 and $3,579,111,440, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,220,437, representing 1.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity

Portfolio of Investments (unaudited) – continued
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,567,963,904	$—	$3,567,963,904
U.S. Corporate Bonds	—	11,147,536	—	11,147,536
Mutual Funds	133,084,236	—	—	133,084,236
Total	$133,084,236	$3,579,111,440	$—	$3,712,195,676
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$69,248,775	$704,684,226	$640,848,765	$—	$—	$133,084,236
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,257	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Subsequent Event
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.